Pioneer Emerging Markets Equity Fund
Schedule of Investments  |  December 31, 2021

A: PEMEX	C: PEMNX	Y: PEMSX

Schedule of Investments  |  12/31/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.6%
	Common Stocks — 95.3% of Net Assets
	Auto Components — 0.3%
4,160	Hanon Systems	$ 47,043
	Total Auto Components	$47,043
	Automobiles — 2.2%
56,000(a)	Brilliance China Automotive Holdings, Ltd.	$ 26,936
1,950	Eicher Motors, Ltd.	68,002
10,000	Great Wall Motor Co., Ltd., Class H	34,380
2,041	Kia Corp.	140,121
2,790(a)	NIO, Inc. (A.D.R.)	88,387
	Total Automobiles	$357,826
	Banks — 14.8%
483,000	Agricultural Bank of China, Ltd., Class H	$ 166,073
27,865(a)	Alpha Services and Holdings S.A.	34,159
22,599	Banco Bradesco S.A. (A.D.R.)	77,289
12,486	Banco do Brasil S.A.	64,622
374,000	Bank Central Asia Tbk PT	189,529
12,500	China Merchants Bank Co., Ltd., Class H	97,146
5,073(a)	Commercial International Bank Egypt SAE	17,111
145	Credicorp, Ltd.	17,700
111,000	CTBC Financial Holding Co., Ltd.	103,962
17,984	First Abu Dhabi Bank PJSC	92,234
5,506	Grupo Financiero Banorte S.A.B de CV, Class O	35,770
1,778	HDFC Bank, Ltd. (A.D.R.)	115,694
10,634	ICICI Bank, Ltd. (A.D.R.)	210,447
8,689	ICICI Bank, Ltd.	86,071
2,239	Komercni Banka AS	95,733
1,892(a)	OTP Bank Nyrt	96,672
10,840(a)	Powszechna Kasa Oszczednosci Bank Polski S.A.	120,741
16,473	Saudi National Bank	282,262
51,685	Sberbank of Russia PJSC	201,702
2,798	Sberbank of Russia PJSC (A.D.R.)	44,068
2,373	Shinhan Financial Group Co., Ltd.	73,171
8,027	State Bank of India	49,725
1,282	TCS Group Holding Plc (G.D.R.)	107,900
	Total Banks	$2,379,781
	Beverages — 1.6%
2,591(a)	Distell Group Holdings, Ltd.	$ 27,447
489	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	38,000
3,833	Fomento Economico Mexicano S.A.B de CV	29,824
1Pioneer Emerging Markets Equity Fund |  | 12/31/21

Shares		Value
	Beverages — (continued)
171,100	Thai Beverage PCL	$ 83,832
8,000	Tsingtao Brewery Co., Ltd., Class H	74,933
	Total Beverages	$254,036
	Biotechnology — 0.2%
285(a)	Hugel, Inc.	$ 36,485
	Total Biotechnology	$36,485
	Building Products — 0.5%
30,000	Xinyi Glass Holdings, Ltd.	$ 75,119
	Total Building Products	$75,119
	Capital Markets — 0.1%
2,111	Warsaw Stock Exchange	$ 21,681
	Total Capital Markets	$21,681
	Chemicals — 1.6%
70,050(a)	Fertiglobe Plc	$ 67,131
14,500	Hangzhou Oxygen Plant Group Co., Ltd., Class A	68,269
1,197(a)	OCI NV	31,227
24,700	PTT Global Chemical PCL	43,264
907	SABIC Agri-Nutrients Co.	42,630
	Total Chemicals	$252,521
	Commercial Services & Supplies — 0.6%
2,800	Ambipar Participacoes e Empreendimentos S/A	$ 21,233
89,000	China Everbright Environment Group, Ltd.	71,457
	Total Commercial Services & Supplies	$92,690
	Construction & Engineering — 1.6%
21,500	China Conch Venture Holdings, Ltd.	$ 105,053
6,199	Larsen & Toubro, Ltd.	157,297
	Total Construction & Engineering	$262,350
	Construction Materials — 0.5%
3,909(a)	Cemex S.A.B de CV (A.D.R.)	$ 26,503
2,618	Grasim Industries, Ltd.	57,140
	Total Construction Materials	$83,643
	Diversified Consumer Services — 0.4%
21,000	China Education Group Holdings, Ltd.	$ 34,128
9,600	YDUQS Participacoes S.A.	35,416
	Total Diversified Consumer Services	$69,544
	Diversified Financial Services — 0.5%
8,400	Chailease Holding Co., Ltd.	$ 79,752
	Total Diversified Financial Services	$79,752
Pioneer Emerging Markets Equity Fund |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Diversified Telecommunication Services — 0.4%
241,400	Telkom Indonesia Persero Tbk PT	$ 68,968
	Total Diversified Telecommunication Services	$68,968
	Electric Utilities — 0.2%
5,800	Centrais Eletricas Brasileiras S.A.	$ 35,281
	Total Electric Utilities	$35,281
	Electrical Equipment — 0.3%
8,700	Zhuzhou CRRC Times Electric Co., Ltd.	$ 50,383
	Total Electrical Equipment	$50,383
	Electronic Equipment, Instruments & Components — 1.4%
7,000	Chroma ATE, Inc.	$ 50,497
18,000	Delta Electronics, Inc.	178,935
	Total Electronic Equipment, Instruments & Components	$229,432
	Entertainment — 2.6%
23,600	Kingsoft Corp., Ltd.	$ 103,673
123	NCSoft Corp.	66,413
1,447	NetEase, Inc. (A.D.R.)	147,276
288(a)	Sea, Ltd. (A.D.R.)	64,428
6,272(a)	Tencent Music Entertainment Group (A.D.R.)	42,963
	Total Entertainment	$424,753
	Food & Staples Retailing — 0.7%
18,900	Atacadao S.A.	$ 51,748
1,893	Cia Brasileira de Distribuicao (A.D.R.)	7,553
4,000	President Chain Store Corp.	39,503
993	Sendas Distribuidora S.A. (A.D.R.)	11,767
	Total Food & Staples Retailing	$110,571
	Food Products — 1.7%
28,433	JBS S.A.	$ 193,741
34,000	Uni-President Enterprises Corp.	84,308
	Total Food Products	$278,049
	Health Care Providers & Services — 0.4%
977	Apollo Hospitals Enterprise, Ltd.	$ 65,916
	Total Health Care Providers & Services	$65,916
	Hotels, Restaurants & Leisure — 1.6%
7,000(a)	Galaxy Entertainment Group, Ltd.	$ 36,272
1,544(a)	MakeMyTrip, Ltd.	42,784
3,504(a)	Trip.com Group, Ltd. (A.D.R.)	86,268
1,934	Yum China Holdings, Inc.	96,391
	Total Hotels, Restaurants & Leisure	$261,715
3Pioneer Emerging Markets Equity Fund |  | 12/31/21

Shares		Value
	Household Durables — 0.8%
1,017	Coway Co., Ltd.	$ 63,243
24,300(a)	NavInfo Co., Ltd., Class A	60,678
	Total Household Durables	$123,921
	Independent Power and Renewable Electricity Producers — 0.7%
50,000	China Longyuan Power Group Corp., Ltd., Class H	$ 116,717
	Total Independent Power and Renewable Electricity Producers	$116,717
	Industrial Conglomerates — 1.1%
4,908	Bidvest Group, Ltd.	$ 58,361
7,400	Jardine Cycle & Carriage, Ltd.	113,211
	Total Industrial Conglomerates	$171,572
	Insurance — 0.7%
28,900	Caixa Seguridade Participacoes S/A	$ 43,346
8,414	ICICI Prudential Life Insurance Co., Ltd. (144A)	63,485
	Total Insurance	$106,831
	Interactive Media & Services — 4.6%
530	NAVER Corp.	$ 168,258
8,700	Tencent Holdings, Ltd.	510,370
541(a)	Yandex NV, Class A	32,731
511(a)	Yandex NV, Class A	30,564
	Total Interactive Media & Services	$741,923
	Internet & Direct Marketing Retail — 7.7%
3,528(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$ 419,091
4,900(a)	Alibaba Group Holding, Ltd.	73,363
6,997(a)	Americanas S.A.	39,634
1,442(a)	Baozun, Inc. (A.D.R.)	20,044
2,928(a)	JD.com, Inc. (A.D.R.)	205,165
16,096(a)	Lojas Americanas S.A.	17,065
4,000(a)	Meituan, Class B (144A)	115,639
381	Naspers, Ltd., Class N	59,120
393(a)	Ozon Holdings Plc (A.D.R.)	11,637
747(a)	Pinduoduo, Inc. (A.D.R.)	43,550
2,790	Prosus NV	232,723
	Total Internet & Direct Marketing Retail	$1,237,031
	IT Services — 3.2%
6,086	HCL Technologies, Ltd.	$ 108,002
7,451	Infosys, Ltd. (A.D.R.)	188,585
3,678	Infosys, Ltd.	93,346
4,868	Tech Mahindra, Ltd.	117,031
	Total IT Services	$506,964
Pioneer Emerging Markets Equity Fund |  | 12/31/214

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Leisure Products — 0.8%
10,000	Giant Manufacturing Co., Ltd.	$ 124,718
	Total Leisure Products	$124,718
	Machinery — 1.0%
36,866	Ashok Leyland, Ltd.	$ 60,736
311	Hiwin Technologies Corp.	3,437
23,175	Iochpe Maxion S.A.	63,923
38,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	24,450
	Total Machinery	$152,546
	Media — 0.0%†
1,700	Grupo Televisa SAB	$ 3,201
	Total Media	$3,201
	Metals & Mining — 3.5%
18,754	Grupo Mexico S.A.B de CV, Class B	$ 81,783
25,722	Hindalco Industries, Ltd.	164,586
6,068	Impala Platinum Holdings, Ltd.	85,703
105	MMC Norilsk Nickel PJSC	31,917
262	MMC Norilsk Nickel PJSC (A.D.R.)	8,036
9,203	Sibanye Stillwater, Ltd.	28,439
2,409	Tata Steel, Ltd.	36,030
976	Ternium S.A. (A.D.R.)	42,475
68,380(a)	United Co. RUSAL International PJSC	67,352
1,428	Vale S.A.	20,011
	Total Metals & Mining	$566,332
	Multiline Retail — 0.2%
7,100	El Puerto de Liverpool S.A.B de CV, Class C1	$ 30,778
	Total Multiline Retail	$30,778
	Oil, Gas & Consumable Fuels — 6.3%
110,300	AKR Corporindo Tbk PT	$ 31,804
172,000	CNOOC, Ltd.	177,141
4,500	Cosan S.A.	17,676
1,868	Cosan S.A. (A.D.R.)	29,271
2,322	Gazprom PJSC (A.D.R.)	21,339
10,366	Gazprom PJSC (A.D.R.)	95,455
3,050	Gazprom PJSC	13,911
18,956	Gazprom PJSC	86,459
1,885	LUKOIL PJSC	164,552
422	Novatek PJSC (G.D.R.)	98,517
9,500	Petroleo Brasileiro S.A.	52,080
7,370	Petroleo Brasileiro S.A. (A.D.R.)	74,511
14,482	Rosneft Oil Co. PJSC (G.D.R.)	116,483
5Pioneer Emerging Markets Equity Fund |  | 12/31/21

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
30	Surgutneftegas PJSC	$ 16
5,775(a)	Vista Oil & Gas S.A.B de CV (A.D.R.)	30,781
	Total Oil, Gas & Consumable Fuels	$1,009,996
	Paper & Forest Products — 0.4%
5,900	Suzano S.A.	$ 63,580
	Total Paper & Forest Products	$63,580
	Real Estate Management & Development — 4.3%
71,141	Aldar Properties PJSC	$ 77,260
81,800	Ayala Land, Inc.	58,895
19,900(a)	BR Malls Participacoes S.A.	29,698
32,000	China Overseas Land & Investment, Ltd.	75,763
28,000	China Resources Land, Ltd.	117,792
70,000	CIFI Holdings Group Co., Ltd.	42,109
7,277	Corp. Inmobiliaria Vesta S.A.B de CV	14,653
15,666	DLF, Ltd.	82,306
67,327	Emaar Properties PJSC	89,453
44,000	Greentown Service Group Co., Ltd.	40,667
13,000	Longfor Group Holdings, Ltd. (144A)	61,193
	Total Real Estate Management & Development	$689,789
	Semiconductors & Semiconductor Equipment — 10.7%
5,000	Global Unichip Corp.	$ 105,452
5,000	LandMark Optoelectronics Corp.	35,516
2,000	MediaTek, Inc.	85,509
1,764(a)	SK Hynix, Inc.	193,002
541(a)	SK Square Co., Ltd.	30,219
9,985	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	1,201,295
42,000	Xinyi Solar Holdings, Ltd.	71,305
	Total Semiconductors & Semiconductor Equipment	$1,722,298
	Specialty Retail — 2.8%
36,729	Abu Dhabi National Oil Co. for Distribution PJSC	$ 42,667
3,400	China Tourism Group Duty Free Corp., Ltd., Class A	117,029
67,500	China Yongda Automobiles Services Holdings, Ltd.	90,378
18,625	Detsky Mir PJSC (144A)	30,874
1,213	Jarir Marketing Co.	63,561
1,567	United Electronics Co.	56,509
13,800	Vibra Energia S.A.	52,936
	Total Specialty Retail	$453,954
	Technology Hardware, Storage & Peripherals — 4.3%
8,839	Samsung Electronics Co., Ltd.	$ 580,282
67	Samsung Electronics Co., Ltd. (G.D.R.)	109,977
	Total Technology Hardware, Storage & Peripherals	$690,259
Pioneer Emerging Markets Equity Fund |  | 12/31/216

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Textiles, Apparel & Luxury Goods — 3.9%
10,127	Cie Financiere Richemont S.A.	$ 153,423
2,401	Fila Holdings Corp.	72,363
14,500	Li Ning Co., Ltd.	158,680
53,700(a)	Samsonite International S.A. (144A)	109,105
74,500	Xtep International Holdings, Ltd.	124,223
	Total Textiles, Apparel & Luxury Goods	$617,794
	Thrifts & Mortgage Finance — 1.6%
7,550	Housing Development Finance Corp., Ltd.	$ 261,531
	Total Thrifts & Mortgage Finance	$261,531
	Water Utilities — 0.2%
4,648	Cia de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$ 34,116
	Total Water Utilities	$34,116
	Wireless Telecommunication Services — 2.3%
14,130(a)	Bharti Airtel, Ltd.	$ 130,001
1,071(a)	Bharti Airtel, Ltd.	5,081
14,693(a)	MTN Group, Ltd.	157,057
127,200	Sistema PJSFC	39,603
838	SK Telecom Co., Ltd.	40,798
	Total Wireless Telecommunication Services	$372,540
	Total Common Stocks (Cost $12,150,944)	$15,335,930

	Preferred Stock — 3.6% of Net Assets
	Banks — 1.1%
11,938(b)	Banco Bradesco S.A.	$ 41,181
16,020(b)	Itausa S.A.	25,665
29,685(b)	Sberbank of Russia PJSC	109,779
	Total Banks	$176,625
	Metals & Mining — 0.1%
4,298(b)	Bradespar S.A.	$ 19,365
	Total Metals & Mining	$19,365
	Technology Hardware, Storage & Peripherals — 2.4%
6,305(b)	Samsung Electronics Co., Ltd.	$ 377,395
	Total Technology Hardware, Storage & Peripherals	$377,395
	Total Preferred Stock (Cost $444,662)	$573,385

7Pioneer Emerging Markets Equity Fund |  | 12/31/21

Shares		Value

	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Mutual Funds — 0.7%
114,606	Dreyfus Government Cash Management, Institutional Shares, 0.03%(c)	$ 114,606
		$114,606
	TOTAL SHORT TERM INVESTMENTS (Cost $114,606)	$114,606
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $12,710,212)	$16,023,921
	OTHER ASSETS AND LIABILITIES — 0.4%	$58,295
	Net Assets — 100.0%	$16,082,216
(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2021, the value of these securities amounted to $380,296, or 2.4% of net assets.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Issued as preference shares.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$—	$47,043	$—	$47,043
Automobiles	115,323	242,503	—	357,826
Banks	565,590	1,814,191	—	2,379,781
Beverages	67,824	186,212	—	254,036
Biotechnology	—	36,485	—	36,485
Building Products	—	75,119	—	75,119
Pioneer Emerging Markets Equity Fund |  | 12/31/218

Schedule of Investments  |  12/31/21
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Capital Markets	$—	$21,681	$—	$21,681
Chemicals	43,264	209,257	—	252,521
Commercial Services & Supplies	21,233	71,457	—	92,690
Construction & Engineering	—	262,350	—	262,350
Construction Materials	26,503	57,140	—	83,643
Diversified Consumer Services	35,416	34,128	—	69,544
Diversified Financial Services	—	79,752	—	79,752
Diversified Telecommunication Services	—	68,968	—	68,968
Electrical Equipment	—	50,383	—	50,383
Electronic Equipment, Instruments & Components	—	229,432	—	229,432
Entertainment	254,667	170,086	—	424,753
Food & Staples Retailing	71,068	39,503	—	110,571
Food Products	193,741	84,308	—	278,049
Health Care Providers & Services	—	65,916	—	65,916
Hotels, Restaurants & Leisure	129,052	132,663	—	261,715
Household Durables	—	123,921	—	123,921
Independent Power and Renewable Electricity Producers	—	116,717	—	116,717
Industrial Conglomerates	—	171,572	—	171,572
Insurance	43,346	63,485	—	106,831
Interactive Media & Services	32,731	709,192	—	741,923
Internet & Direct Marketing Retail	756,186	480,845	—	1,237,031
IT Services	188,585	318,379	—	506,964
Leisure Products	—	124,718	—	124,718
Machinery	63,923	88,623	—	152,546
Metals & Mining	152,305	414,027	—	566,332
Oil, Gas & Consumable Fuels	312,117	697,879	—	1,009,996
Real Estate Management & Development	44,351	645,438	—	689,789
Semiconductors & Semiconductor Equipment	1,201,295	521,003	—	1,722,298
Specialty Retail	52,936	401,018	—	453,954
Technology Hardware, Storage & Peripherals	—	690,259	—	690,259
Textiles, Apparel & Luxury Goods	—	617,794	—	617,794
Thrifts & Mortgage Finance	—	261,531	—	261,531
Wireless Telecommunication Services	—	372,540	—	372,540
All Other Common Stocks	166,956	—	—	166,956
Preferred Stock
Technology Hardware, Storage & Peripherals	—	377,395	—	377,395
All Other Preferred Stock	195,990	—	—	195,990
Open-End Mutual Funds	114,606	—	—	114,606
Total Investments in Securities	$4,849,008	$11,174,913	$—	$16,023,921
During the period ended December 31, 2021, there were no transfers in or out of Level 3.
9Pioneer Emerging Markets Equity Fund |  | 12/31/21